Financial instruments - Fair value - Level 2 instruments, maturity (Details) - Level 2 - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 9,182	$ 67,341
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	2,050	3,854
1-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	7,132	24,250
3-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0	21,500
Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 0	$ 17,737